Note 1 - Organization and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Nature of Operations [Text Block]

Note 1 – Organization and Nature of Business

Effective January 21, 2021, we changed our name from Black Ridge Oil & Gas, Inc. (business acquired with our October 1, 2020 acquisition of S-FDF, LLC) to Sow Good Inc. (“SOWG,” “Sow Good,” or the “Company”) to pursue the production of freeze dried fruits and vegetables, a business we later expanded to include freeze dried candy. At that time, our common stock began to be quoted on the OTCQB under the trading symbol “SOWG,” from the former trading symbol “ANFC.” Prior to April 2, 2012, Black Ridge Oil & Gas was known as Ante5, Inc., a publicly traded company since July 1, 2010. From October 2010 through August 2019, Ante5, Inc. and Black Ridge Oil & Gas, Inc. participated in the acquisition and development of oil and gas leases.

On May 5, 2021, the Company announced the launch of our direct-to-consumer freeze dried consumer packaged goods (“CPG”) food brand, Sow Good. Sow Good launched its first line of non-GMO products including six ready-to-make smoothies and nine snacks. On July 23, 2021, we launched six new gluten-free granola products under the Sow Good brand.

In the first quarter of 2023, the Company launched a freeze dried candy product line with a 9-nine SKU offering that is projected to continue being a major driver of growth. After launching our freeze dried candy product line we discontinued our smoothie, snack and granola products. During the second quarter of 2023, we completed the construction of our second and third freeze driers to facilitate the increased production demands for our recently launched candy products. The significant and rising demand for our freeze dried candy products has led us to begin construction of our fourth, fifth, and sixth freeze driers, which we expect to be completed in the first quarter of 2024.

Note 1 – Organization and Nature of Business

Effective January 21, 2021, we changed our name from Black Ridge Oil & Gas, Inc. to Sow Good Inc. (“SOWG,” “Sow Good,” or the “Company”) to pursue the freeze dried fruits and vegetables business as acquired with our October 1, 2020 acquisition of S-FDF, LLC. Our common stock is traded on the OTCQB under the trading symbol “SOWG”. At that time, our common stock started to be quoted on the OTCQB under the trading symbol “SOWG”, from the former trading symbol “ANFC”. Prior to April 2, 2012, the Company name was Ante5, Inc., which became an independent company in April 2010. We became a publicly traded company when our shares began trading on July 1, 2010. From October 2010 through August 2019, we had been engaged in the business of acquiring oil and gas leases and participating in the drilling of wells in the Bakken and Three Forks trends in North Dakota and Montana and /or managing similar assets for third parties.

On September 26, 2017, the Company finalized an equity raise utilizing a rights offering and backstop agreement, raising net proceeds of $5,051,675 and issuing 1,439,400 shares. The proceeds were used to sponsor a special purpose acquisition company, discussed below, with the remainder for general corporate purposes.

On October 10, 2017, the Company’s sponsored special purpose acquisition company, Black Ridge Acquisition Corp. (“BRAC”), completed an IPO raising $138,000,000 of gross proceeds (including proceeds from the exercise of an over-allotment option by the underwriters on October 18, 2017). In addition, the Company purchased 445,000 BRAC units at $10.00 per unit in a private placement transaction for a total contribution of $4,450,000 in order to fulfill its obligations in sponsoring BRAC, a blank check company formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities. BRAC’s efforts to identify a prospective target business were not limited to a particular industry or geographic region. Following the IPO and over-allotment, BROG owned 22% of the outstanding common stock of BRAC and managed BRAC’s operations via a management services agreement. On December 19, 2018, BRAC entered into a business combination agreement, which subsequently closed on August 9, 2019.

On October 1, 2020, the Company completed its acquisition of S-FDF, LLC pursuant to an Asset Purchase Agreement. In connection with the closing of the Asset Purchase Agreement, the Company acquired approximately $2.2 million in cash and certain assets and agreements related to the Seller’s freeze dried fruits and vegetables business for human consumption and entered into certain employment and registration rights agreements.

On February 5, 2021, the Company raised over $2.5 million of capital from the sale of 631,250 newly issued shares at a share price of $4.00 in a private placement. The proceeds were used to find capital expenditures and working capital investment.

On May 5, 2021, the Company announced the launch of our direct-to-consumer freeze dried consumer packaged goods (CPG) food brand, Sow Good. Sow Good launched with its first line of non-GMO products including 6 ready-to-make smoothies and 9 snacks.

On July 7, 2021, the Company raised over $3 million of capital from the sale of 714,701 newly issued shares at a share price of $4.25 in a private placement. Investors in the private placement included Sow Good’s Chief Executive Officer, Executive Chairman, and Chief Financial Officer, in addition to other Sow Good board members and a small group of accredited investors. The proceeds are being used to invest in inventory ahead of pursuing larger business-to-business relationships, as well as funding incremental capital expenditures and general operating expenses.

On July 23, 2021, we launched six new gluten-free granola products under the Sow Good brand. Sow Good’s granola products are made with health-conscious ingredients such as freeze dried fruit, almonds, hemp hearts, and coconut oil. Granola products are initially being sold direct-to-consumer and will later be targeted to the business-to-business segment.

On December 31, 2021, we sold an aggregate $2,075,000 of promissory notes and warrants to purchase an aggregate 311,250 shares of common stock to related parties, representing 15,000 warrant shares per $100,000 of promissory notes. The warrants are exercisable at a price of $2.21 per share over a ten-year term. The proceeds will be used for working capital investment and to ramp up our freeze dried consumer packaged goods business.

On April 8, 2022, we sold an aggregate $3,700,000 of promissory notes and warrants to purchase an aggregate 925,000 shares of common stock, including $3,120,000 and warrants to purchase an aggregate 780,000 shares of common stock, to related parties. The warrants are exercisable at a price of $2.35 per share over a ten-year term. These proceeds were used for working capital investment and to ramp up our freeze dried consumer packaged goods business.

On August 23, 2022, we closed on an offering to sell up to $2,500,000 of promissory notes and warrants to purchase an aggregate 625,000 shares of the Company’s common stock, exercisable over a ten-year period at a price of $2.60 per share, representing 25,000 warrant shares per $100,000 of Notes purchased. The notes mature on  August 23, 2025. Interest on the notes accrue at a rate of 8% per annum, payable on January 1, 2025. Loans may be advanced to the Company from time to time from August 23, 2023 to the Maturity Date. On December 21, 2022 and September 29, 2022, the Company received aggregate proceeds of $250,000 and $750,000 from two of the Company’s Directors on the sale of these notes and warrants.